CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 12,899	$ 2,701	$ 3,146
Prepaid expenses and other assets	1,054	868
Inventory	678	98
Prepaid expenses and other assets		966	290
Total current assets	14,631	3,667	3,436
Property and equipment, net	2,393	2,441	980
Intangible assets, net	10	10	11
Right-of-use assets	722	798
Security deposits	203	101	90
Vendor deposits	88	21	96
TOTAL ASSETS	18,047	7,038	4,613
Current liabilities:
Accounts payable	1,383	1,523	66
Accrued expenses	761	1,686	167
Payroll tax liabilities	71	10	57
Contract Liability	526	523
Paycheck protection program loan			397
Current portion of deferred rent			22
Current portion of finance lease liability	119	157
Current portion of lease liability	348	344
Total current liabilities	3,208	4,243	709
Deferred rent			104
Lease liability, net of current portion	470	558
Convertible debt and warrant liability, at fair value	6,442	11,285
Warrant liability, at fair value		374
Convertible debt, at fair value	4,054	10,911
Total liabilities	10,120	16,086	813
Stockholders’ equity (deficit)
Additional paid-in capital	238,846	209,564	151,733
Accumulated deficit	(230,925)	(218,616)	(147,936)
Total stockholders’ equity (deficit)	7,927	(9,048)	3,800
Total liabilities and stockholders’ equity	18,047	7,038	4,613
Common Class C [Member]
Stockholders’ equity (deficit)
Common stock par value
Common Class D [Member]
Stockholders’ equity (deficit)
Common stock par value	3	3	2
Common Class A [Member]
Stockholders’ equity (deficit)
Common stock par value	$ 3	$ 1	$ 1